Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events
28.	Subsequent events

In January 2020, pursuant to the arrangement in the framework agreement as discussed in Note 8, the Group contributed US$71.4 million as registered capital and helped Golden Pacer set up a financial guarantee company, and Golden Pacer will repay the amount of contribution in installments, plus interest to be determined based on the market interest rate, over the subsequent three-year period.

In February 2020, the Company lent RMB104.7 million to 58 Home, which will be due within one-year from the date of lending. Meanwhile, 58 Daojia Limited, the majority owned subsidiary of 58 Home, also executed the transaction documents for its series B round of equity financing, which amounted to US$100 million, with external investors in the first quarter of 2020.

On March 24, 2020, the Company entered into definitive agreements with Uxin to purchase certain assets and liabilities related to Uxin’s B2B online used car auction business for a total cash consideration of US$105 million. The transaction is expected to be closed in the first half of 2020. The Group is evaluating the accounting impact of this transaction.

As disclosed in Note 14(j), the Company invested RMB153 million in cash and held 30% of the equity interests in Ai Fang as of December 31, 2019. In March 2020, the Company invested additional RMB139.1 million in Ai Fang's equity and RMB370.9 million in Ai Fang’s convertible notes, after that the Company’s equity interest in Ai Fang was increased to 45%. The Group is in the process of evaluating the accounting impact of this transaction.

In September 2019, in order to provide the Finance Business with more flexibility in future fund raising and acquisitions, the Company entered into definitive agreements to convert its profit participation rights in Golden Pacer to certain number of shares of Golden Pacer. In parallel, Golden Pacer entered into definitive agreements with Uxin, pursuant to which Golden Pacer will acquire the loan facilitation related business from Uxin. In April 2020, the abovementioned transactions were completed when Golden Pacer and Uxin entered into supplementary agreements to modify their transactions in light of the changes in the regulatory environment and the impact of COVID-19 outbreak. The Company has converted the abovementioned profit participation rights into equity of Golden Pacer, and as of the date of this report, the Company holds 40% of the share capital of Golden Pacer on a fully diluted basis. The Group is in the process of evaluating the accounting impact of these transactions.

The outbreak of COVID-19 began in January 2020 and was quickly declared as a Public Health Emergency of International Concern and subsequently a pandemic by the World Health Organization. To control the spread of COVID-19, PRC government has implemented a series of strict measures, including travel restrictions, quarantines, and a temporary shutdown of businesses which resulted in a decrease in activity level among our paying business users. In particular, paying business users that require in-person meetings to conduct their business, including those in the secondary housing and rental real estate sector, used auto dealers, local service providers, and recruiters, have been adversely and materially affected by these interruptions and delayed business resumption. As the Group’s revenues are generated primarily from these paying business users, most of whom are small and medium-sized local businesses, the outbreak of COVID-19 and subsequent prevention and control measures have adversely affected the Group’s business operations and financial conditions in the first quarter of 2020. For instance, the Group’s revenues for the first quarter of 2020 were estimated to decline significantly compared to the same period in 2019. The Group also scaled back certain expenses, particularly some discretionary advertising expenses to mitigate the adverse impact on its profit. During February 2020, a majority of the Group’s employees worked from home. As the Group’s customers, many of whom are migrant workers, took longer to resume normal businesses due to these quarantine measures, the Group also delayed hiring for its sales and customer services teams. The outbreak of COVID-19 also adversely affected the business operations of the Group’s investees, which will likely result in downward adjustments to the Group’s long-term investment, and if the impacts of the COVID-19 pandemic become other than temporary, impairment losses will be recognized for the Group’s long-term investments. Since the end of February 2020, the number of daily new cases of COVID-19 in China have been contained at a relatively low level, the quarantine measures have been gradually relaxed or lifted. Offline business activities have been recovering and the Group’s employees are going back to offices. Despite the recovering trend the Group has observed till the date of this report, there is still high uncertainty as to how the ongoing pandemic will develop and its impact on the Group’s business going forward. If the pandemic continues to impact economic activity subsequent to the date of this report, the uncertainty may continue to have adverse impact on the Group’s business, financial condition and results of operations for the remainder of the fiscal year ending December 31, 2020, which cannot be reasonably estimated at the current stage. The Group will regularly assess and adopt measures to offset any challenges created by the ongoing pandemic.